Employee Headcount (Tables)	12 Months Ended
Dec. 31, 2023
Employee Headcount
Schedule of Employee Headcount

Full-time equivalents	12/31/2023				12/31/2022				12/31/2021
	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total
Cloud and software[1]	4,389	4,266	4,426	13,080	4,178	4,025	4,538	12,740	4,551	4,191	4,406	13,148
Services	8,178	5,013	5,481	18,672	8,129	5,106	5,769	19,005	8,095	5,053	5,864	19,012
Research and development[1]	18,086	5,884	12,474	36,444	17,764	5,752	11,764	35,280	16,487	5,641	11,248	33,377
Sales and marketing	12,086	10,300	5,342	27,728	11,671	10,633	5,463	27,766	10,721	10,186	5,183	26,090
General and administration	3,619	1,777	1,307	6,704	3,387	1,804	1,240	6,431	3,278	1,866	1,164	6,308
Infrastructure	2,834	1,274	867	4,975	2,795	1,382	912	5,089	2,602	1,299	821	4,722
SAP Group (December 31)	49,191	28,515	29,897	107,602	47,924	28,702	29,686	106,312	45,734	28,236	28,687	102,658
Thereof acquisitions	421	138	0	558	188	189	8	385	377	44	44	465
SAP Group (months' end average)	48,222	28,239	29,582	106,043	47,359	28,785	29,438	105,582	44,622	27,822	28,009	100,453

[1] Due to the updated cost allocation policy described in Note (IN.1), headcount numbers for the comparative period were adjusted accordingly.